Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income/(loss)	€ 17,161	€ (21,489)	€ (13,049)
Net loss attributable to noncontrolling interests	0	0	568
Net income/(loss) attributable to trivago N.V.	€ 17,161	€ (21,489)	€ (12,481)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic (in shares)	351,991	350,852	274,666
Weighted average shares of Class A and Class B common stock outstanding - diluted (in shares)	356,738	350,852	274,666
Basic (in EUR per share)	€ 0.05	€ (0.06)	€ (0.05)
Diluted (in EUR per share)	€ 0.05	€ (0.06)	€ (0.05)